Risk Management Activities - Market Risk - Commodity Price - Gold and Copper - Additional Information (Detail) - Commodity price risk [member] - Fair value hedges [member]
R in Millions, $ in Millions, $ in Millions
									1 Months Ended		2 Months Ended	4 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2019 $ / per_oz $ / per_oz ZAR-kg oz	Jan. 31, 2019 $ / per_oz kg oz	Dec. 31, 2018 $ / per_oz oz	Oct. 31, 2018 kg oz	Apr. 30, 2018 $ / per_oz oz	Mar. 31, 2018 $ / per_oz $ / per_oz oz	Feb. 28, 2018 $ / per_oz oz	Nov. 30, 2017 T t	Jun. 30, 2019 $ / per_oz oz	Jan. 31, 2018 $ / per_oz oz	Nov. 30, 2020 T t	Oct. 31, 2020 oz	Jun. 30, 2020 oz	Dec. 31, 2020 USD ($) $ / per_oz oz	Dec. 31, 2020 ZAR (R) $ / per_oz oz	Dec. 31, 2020 AUD ($) $ / per_oz oz	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ZAR (R)	Dec. 31, 2019 AUD ($)	Dec. 31, 2018 oz	Dec. 31, 2020 ZAR (R)	Dec. 31, 2020 AUD ($)	Dec. 31, 2019 ZAR (R)	Dec. 31, 2019 AUD ($)
Peru [member]
Disclosure of Financial Risk Management [line items]
Total realized gain (loss) | $														$ 0.0			$ 1.2
Marked-to-market value of the hedge | $														(14.0)			0.0
Number of tonnes committed under contract | t								29,400
Unrealized Gain (loss) on hedge ineffectiveness | $														14.0			1.2
Peru [member] | Floor rate [member]
Disclosure of Financial Risk Management [line items]
Number of tonnes committed under contract | t											24,000
Strike price of copper | T								6,600			6,525
Peru [member] | Interest rate caps [member]
Disclosure of Financial Risk Management [line items]
Strike price of copper | T								7,431			7,382
Ghana [member]
Disclosure of Financial Risk Management [line items]
Volume of Gold Hedged					488,900				275,000	488,900
Total realized gain (loss) | $														(114.5)			2.3
Marked-to-market value of the hedge | $														0.0			(36.4)
Ghana [member] | Zero Cost Collar [Member]
Disclosure of Financial Risk Management [line items]
Volume of Gold Hedged	(175,000)
Ghana [member] | Average Rate Forwards [Member]
Disclosure of Financial Risk Management [line items]
Volume of Gold Hedged									(100,000)
Total realized gain (loss) | $														$ 36.4			(38.9)
Ghana [member] | Floor rate [member]
Disclosure of Financial Risk Management [line items]
Strike price of gold | $ / per_oz	1,400				1,300				1,364	1,300
Ghana [member] | Interest rate caps [member]
Disclosure of Financial Risk Management [line items]
Strike price of gold | $ / per_oz	1,557				1,418				1,449	1,418
Ghana [member] | Forward Rates [Member]
Disclosure of Financial Risk Management [line items]
Strike price of gold | $ / per_oz									1,382
Australia [member]
Disclosure of Financial Risk Management [line items]
Volume of Gold Hedged	480,000	456,000	173,000			452,800	221,000					600,000	400,000	1,000,000	1,000,000	1,000,000				283,000
Average Strike Price of Gold Hedged | $ / per_oz														2,190	2,190	2,190
Strike price of gold | $ / per_oz			1,751				1,714
Total realized gain (loss)														$ (201.4)		$ (292.2)	(113.4)		$ (163.0)
Marked-to-market value of the hedge														27.3			78.3					$ 35.5		$ (111.5)
Unrealized Gain (loss) on hedge ineffectiveness														71.8		$ 104.0	(65.4)		$ (93.4)
Australia [member] | Zero Cost Collar [Member]
Disclosure of Financial Risk Management [line items]
Volume of Gold Hedged	(270,000)
Australia [member] | Average Rate Forwards [Member]
Disclosure of Financial Risk Management [line items]
Volume of Gold Hedged	(210,000)
Australia [member] | Floor rate [member]
Disclosure of Financial Risk Management [line items]
Average Strike Price of Gold Hedged | $ / per_oz	1,933
Strike price of gold | $ / per_oz		1,800	1,720			1,703
Australia [member] | Interest rate caps [member]
Disclosure of Financial Risk Management [line items]
Average Strike Price of Gold Hedged | $ / per_oz	2,014
Strike price of gold		1,869	1,789			1,767
Australia [member] | Forward Rates [Member]
Disclosure of Financial Risk Management [line items]
Strike price of gold | $ / per_oz	1,957
South Africa [member]
Disclosure of Financial Risk Management [line items]
Total realized gain (loss)														(95.4)	R (1,562.6)		(15.2)	R (219.8)
Marked-to-market value of the hedge														0.0			12.6				R 0.0		R 176.0
Unrealized Gain (loss) on hedge ineffectiveness														$ 10.7	R 176.0		$ 10.6	R 152.7
South Africa [member] | Cash Settled Average Rate Forwards [Member]
Disclosure of Financial Risk Management [line items]
Volume of Gold Hedged	200,000
South Africa [member] | South deep [member] | Zero Cost Collar [Member]
Disclosure of Financial Risk Management [line items]
Volume of Gold Hedged	(100,000)
South Africa [member] | South deep [member] | Average Rate Forwards [Member]
Disclosure of Financial Risk Management [line items]
Volume of Gold Hedged	(100,000)
South Africa [member] | South deep [member] | Cash Settled Average Rate Forwards [Member]
Disclosure of Financial Risk Management [line items]
Volume of Gold Hedged		112,613		112,613
Strike price of gold | kg		617,000		617,000
South Africa [member] | Floor rate [member]
Disclosure of Financial Risk Management [line items]
Strike price of gold | ZAR-kg	660,000
South Africa [member] | Interest rate caps [member]
Disclosure of Financial Risk Management [line items]
Strike price of gold | ZAR-kg	727,000
South Africa [member] | Forward Rates [Member]
Disclosure of Financial Risk Management [line items]
Strike price of gold | ZAR-kg	681,400